SUBSEQUENT EVENTS (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands		12 Months Ended
	May. 15, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	May. 15, 2016 ILS (₪) ₪ / shares shares	Dec. 31, 2015 ₪ / shares shares	Apr. 16, 2015 ILS (₪) ₪ / shares shares	Dec. 31, 2014 ₪ / shares shares	Feb. 28, 2012 $ / shares
Subsequent Event [Line Items]
Amount of increase in authorized capital | ₪							₪ 200,000
Amount of authorized capital | ₪							₪ 450,000
Ordinary shares, shares authorized | shares						30,000,000	30,000,000	16,333,333
Ordinary shares, par value per share | ₪ / shares						₪ 0.015	₪ 0.015	₪ 0.015
Proceeds from issuance of stock | $		$ 7,430
Warrant exercise price | $ / shares									$ 2.50
Subsequent Event [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Amount of increase in authorized capital | ₪					₪ 675,000
Amount of authorized capital | ₪					₪ 1,125,000
Ordinary shares, shares authorized | shares	75,000,000				75,000,000
Ordinary shares, par value per share | ₪ / shares					₪ 0.015
Subsequent Event [Member] | Investment Transaction [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Stock issuance, shares | shares	17,021,277
Proceeds from issuance of stock | $	$ 4,000
Subsequent Event [Member] | Investment Transaction [Member] | Scenario, Forecast [Member] | Warrant Issuance One [Member]
Subsequent Event [Line Items]
Number of ordinary shares issuable under warrants | shares	8,510,638				8,510,638
Warrant exercise price | $ / shares	$ 0.235
Warrants aggregate exercise price | $	$ 2,000
Warrant term	24 months
Subsequent Event [Member] | Investment Transaction [Member] | Scenario, Forecast [Member] | Warrant Issuance Two [Member]
Subsequent Event [Line Items]
Number of ordinary shares issuable under warrants | shares	7,272,727				7,272,727
Warrant exercise price | $ / shares	$ 0.275
Warrants aggregate exercise price | $	$ 2,000
Warrant term	48 months
Subsequent Event [Member] | Investment Transaction [Member] | Scenario, Forecast [Member] | Convertible Loan [Member]
Subsequent Event [Line Items]
Ordinary shares, par value per share | ₪ / shares					₪ 0.015
Equity issuance, price per share | $ / shares	$ 0.235
Value of loan which may be used for the sole purpose of repayment of shareholder's debt | $	$ 3,175
Conversion price option the Investor will have the right, but not the obligation to convert, lowest option price per share | $ / shares	$ 1.20
Conversion price option the Investor will have the right, but not the obligation to convert, lowest option price per share expressed as percentage of discount to the FMV (the average of the closing prices of the Company's Ordinary shares over the 5 consecutive trading days ending on the last trading day prior to the date of conversion), but in no event less than $0.235	5.00%				5.00%